NON-CONTROLLING INTEREST (Details Textual)	3 Months Ended
	Dec. 31, 2013	Aug. 31, 2013
Nownews International [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage		55.00%
Nownews International [Member] | Other Share Holder [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		35.00%
Nownews International [Member] | Mr. Shu-sen Chang [Member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		10.00%
Nownews Networks [Member] | Alan Chen [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership before Transaction	84.30%
Sky Media [Member] | Nownews Networks [Member]
Noncontrolling Interest [Line Items]
Equity Method Investment, Ownership Percentage	66.30%